Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Loss before income tax expenses	(392,589)	(432,573)	197,634
Income tax expenses computed at applicable tax rates of 25%	(98,147)	(108,143)	49,409
Non-deductible and super deduction expenses	(40,711)	769	(27,135)
Effect of tax holidays and tax rate difference	22,595	52,027	(263,431)
Change in valuation allowance	118,703	55,111	221,539
Income tax expenses/(benefit)	2,440	(236)	(19,618)

Schedule of Components of Deferred Income Tax	. The components of deferred taxes are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Accrued expenses	3,599	39,709
Advertising expenses carry-forwards	38,652	47,924
Net operating loss carry-forwards	530,466	732,873
Total deferred tax assets	572,717	820,506
Less: valuation allowance	(559,702)	(781,241)
Deferred tax assets, net	13,015	39,265
Deferred tax liabilities
Deferred costs	(15,220)	(21,782)
Total deferred tax liabilities	(15,220)	(21,782)